Average Annual Total Returns - Class T Shares - Janus Henderson Government Money Market Fund - Class T - Return Before Taxes	1 Year	5 Years	10 Years	Since Inception	Inception Date
Total	1.62%	0.64%	0.32%	2.15%	Feb. 14, 1995